Cash flow	12 Months Ended
Dec. 31, 2011
Cash flow
S.	Cash flow

Changes in current assets and liabilities, net of acquisitions and dispositions, were as follows:

	Years ended December 31,
In millions	2011	2010	2009
(Increase) decrease in:
Receivables	$(41)	$(39)	$14
Inventories	(35)	(94)	87
Prepaid expenses	6	19	9

Increase (decrease) in:
Accounts payable and accrued expenses	2	43	117
Income taxes payable	24	37	(58)

	$(44)	$(34)	$169

	Years ended December 31,
In millions	2011	2010	2009
Cash paid for:
Interest	$166	$172	$197
Less capitalized interest	(11)	(2)	(3)

Interest paid, net	$155	$170	$194

Income tax (refund) paid, net	$61	$(36)	$66